Loans portfolio - Components (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Financial investments
Loans	£ 16,922.0	£ 17,042.0
Mortgage loans
Financial investments
Loans	10,415.0	10,535.0
Policy loans
Financial investments
Loans	4,396.0	4,227.0
Other loans
Financial investments
Loans	£ 2,111.0	£ 2,280.0
UK and Europe | Non-linked shareholder-backed | Lifetime (equity-release) mortgages | Average
Financial investments
Estimated loan to value (as a percent)	32.00%	31.00%
Jackson (US insurance operations) | Mortgage loans
Financial investments
Loans with restructured contractual terms	£ 0.0	£ 0.0
Jackson (US insurance operations) | Mortgage loans | Average
Financial investments
Loans	£ 13.3	£ 12.6
Estimated loan to value (as a percent)	55.00%	55.00%
Operating segments | Asia
Financial investments
Loans	£ 1,337.0	£ 1,317.0
Operating segments | Asia | With-profits
Financial investments
Loans	757.0	725.0
Operating segments | Asia | With-profits | Policy loans
Financial investments
Loans	652.0	613.0
Operating segments | Asia | With-profits | Other loans
Financial investments
Loans	105.0	112.0
Operating segments | Asia | Non-linked shareholder-backed
Financial investments
Loans	580.0	592.0
Operating segments | Asia | Non-linked shareholder-backed | Mortgage loans
Financial investments
Loans	170.0	177.0
Operating segments | Asia | Non-linked shareholder-backed | Policy loans
Financial investments
Loans	217.0	216.0
Operating segments | Asia | Non-linked shareholder-backed | Other loans
Financial investments
Loans	193.0	199.0
Operating segments | US
Financial investments
Loans	9,815.0	9,630.0
Operating segments | US | Non-linked shareholder-backed
Financial investments
Loans	9,815.0	9,630.0
Operating segments | US | Non-linked shareholder-backed | Mortgage loans
Financial investments
Loans	6,292.0	6,236.0
Operating segments | US | Non-linked shareholder-backed | Policy loans
Financial investments
Loans	3,523.0	3,394.0
Accounted for at fair value through profit or loss	2,638.0	2,512.0
Operating segments | UK and Europe
Financial investments
Loans	5,664.0	5,986.0
Operating segments | UK and Europe | With-profits
Financial investments
Loans	3,943.0	4,268.0
Operating segments | UK and Europe | With-profits | Mortgage loans
Financial investments
Loans	2,267.0	2,441.0
Operating segments | UK and Europe | With-profits | Policy loans
Financial investments
Loans	4.0	4.0
Operating segments | UK and Europe | With-profits | Other loans
Financial investments
Loans	1,672.0	1,823.0
Operating segments | UK and Europe | Non-linked shareholder-backed
Financial investments
Loans	1,721.0	1,718.0
Operating segments | UK and Europe | Non-linked shareholder-backed | Mortgage loans
Financial investments
Loans	£ 1,686.0	£ 1,681.0
Percentage related to lifetime (equity release) mortgage business	99.99%	99.98%
Operating segments | UK and Europe | Non-linked shareholder-backed | Other loans
Financial investments
Loans	£ 35.0	£ 37.0
Unallocated to a segment (other operations)
Financial investments
Loans	106.0	109.0
Unallocated to a segment (other operations) | Other loans
Financial investments
Loans	£ 106.0	£ 109.0